As filed with the Securities and Exchange Commission on January 5, 2016
1933 Act Registration No. 002-11357
1940 Act Registration No. 811-00582
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.	[ ]	[ ]
Post-Effective Amendment No.	195	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	150	[ X ]
(Check appropriate box or boxes)
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Name and Address of Agent for Service)
With copies to:
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
 X immediately upon filing pursuant to paragraph (b)
      on                                  pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
      75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for the following class of the following fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 192 to the Registrant’s registration statement on December 11, 2015:

Class A, Class C, Institutional Class, and Class R6 Shares of Neuberger Berman Dividend Growth Fund.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 195 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 5th day of January, 2016.

NEUBERGER BERMAN EQUITY FUNDS

By: /s/ Robert Conti Name: Robert Conti Title: President and Chief Executive Officer

            Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 195 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert Conti	President, Chief Executive Officer and Trustee	January 5, 2016
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	January 5, 2016
John M. McGovern
/s/ Joseph V. Amato	Trustee	January 5, 2016
Joseph V. Amato*
/s/ Faith Colish	Trustee	January 5, 2016
Faith Colish* /s/ Michael J. Cosgrove	Trustee	January 5, 2016
Michael J. Cosgrove** /s/ Marc Gary	Trustee	January 5, 2016
Marc Gary**
/s/ Martha C. Goss	Trustee	January 5, 2016
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	January 5, 2016
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	January 5, 2016
Deborah C. McLean***
/s/ Howard A. Mileaf	Trustee	January 5, 2016
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	January 5, 2016
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	January 5, 2016
Tom D. Seip*
/s/ James G. Stavridis	Trustee	January 5, 2016
James G. Stavridis***
/s/ Candace L. Straight	Trustee	January 5, 2016
Candace L. Straight*

/s/ Peter P. Trapp	Trustee	January 5, 2016
Peter P. Trapp*
*Signatures affixed by Franklin H. Na on January 5, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 169 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, on July 12, 2013.

**Signatures affixed by Franklin H. Na on January 5, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 190 to Registrant’s Registration Statement on Form N-1A, File Nos. 002-11357 and 811-00582, File Nos. 2-11357 and 811-582, on September 28, 2015.

***Signatures affixed by Franklin H. Na on January 5, 2016, pursuant to a power of attorney filed with Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Neuberger Berman Alternative Funds, File Nos. 333-122847 and 811-21715, on December 30, 2015.

NEUBERGER BERMAN EQUITY FUNDS
EXHIBIT INDEX
Exhibit	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase